Note 7 - Other Operating Income/ (Expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) portions [text block]
	2019	2018	2017
Government grants/NPV of long term fiscal incentives	761.3	820.1	993.7
(Additions)/reversals of provisions	(37.7)	(42.0)	(12.9)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation of associates	30.7	(29.8)	91.1
Other operating income/(expenses), net	123.8	199.0	145.4
	878.1	947.3	1,217.3